RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Balance payable, related party	$ 152,415	$ 152,415	$ 181,973	$ 181,973
Stock options granted | shares		62,500		450,000
Exercise price for stock options granted | $ / shares		$ 0.92		$ 0.81
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		$ 720,442		$ 691,435	$ 772,494
Amounts of transaction which related party is entitled to receive		360,221		345,717	386,247
Due from related party	181,973	181,973	181,973	181,973
Balance payable, related party	152,415	152,415	152,415	152,415
Amount payable for expenses earned for work on behalf of company	0	0	$ 0	0
CEO [Member]
Related Party Transaction [Line Items]
Due from related party					$ 50,000
Insiders [Member]
Related Party Transaction [Line Items]
Consulting fees paid to shareholder and directors		23,750		$ 120,563
Due from related party	$ 77,092	$ 77,092
Stock options granted | shares		62,500		350,000
Exercise price for stock options granted | (per share)	$ 0.92	$ 0.68	$ 0.81	$ 0.6